CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 165	$ 102	$ 335
Other comprehensive income (loss):
Unrealized gain (loss) on investments, net of tax benefit (expense) of $3, $(1) and $2	(14)	4	(11)
Unrealized gain (loss) on derivative instruments, net of tax benefit (expense) of zero, $(2) and $2	0	4	(5)
Amounts reclassified into earnings related to derivative instruments, net of tax benefit (expense) of $1, $(1) and $(4)	(3)	0	8
Foreign currency translation, net of tax benefit (expense) of zero	(21)	(10)	19
Net defined benefit pension cost and post retirement plan costs:
Change in actuarial net gain (loss), net of tax benefit (expense) of $(7), $(68) and $53	23	178	(135)
Change in net prior service credit, net of tax benefit of $6, $9 and $10	(16)	(15)	(15)
Other comprehensive income (loss)	(31)	161	(139)
Total comprehensive income	$ 134	$ 263	$ 196